Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

	Summary Compensation Table Total for Principal Executive Officer (PEO) ($)(2)	Compensation Actually Paid to PEO ($)(3)	Average Summary Compensation Table Total for Non-PEO Named Executive Officers ($)(4)	Average Compensation Actually Paid to Non-PEO Named Executive Officers ($)(5)	Value of initial fixed $100 investment based on:		Net Income (in thousands) ($)	Company Selected Measure - Adjusted EBITDA (in thousands) ($)(8)
Year(1)					Total Stockholder Return ($)(6)	Peer Group Total Stockholder Return ($)(7)
2024	6,941,573	11,332,653	2,125,439	3,513,404	290.23	117.14	201,678	469,502
2023	4,991,482	6,535,447	1,835,172	2,665,370	188.98	120.11	182,872	432,421

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote	Our PEO for 2024 and 2023 was Brian R. Gray. Our non-PEO named executive officers for 2024 were Nathan W. Ring, Trevor J. Hastings, Karl A. Liepitz and Nancy K. Christenson.
Peer Group Issuers, Footnote	Represents the value of $100 invested in the S&P 400 Materials Index, which is used for the company’s stock performance graph in the 2024 Annual Report, on June 1, 2023 (the date we become a publicly traded company), through the end of the listed fiscal year, assuming dividends are reinvested in the compensation peer group stock at the frequency paid.
PEO Total Compensation Amount	$ 6,941,573	$ 4,991,482
PEO Actually Paid Compensation Amount	$ 11,332,653	6,535,447
Adjustment To PEO Compensation, Footnote	To arrive at 2024 CAP for Mr. Gray, total compensation as reported in the SCT was adjusted for the following:

2024
SCT Total Compensation for the PEO	6,941,573
less: Reported Value of Stock Awards in the SCT	4,119,361
plus: Stock Award Adjustments(a)	8,510,441
less: Change in Actuarial Present Value of Defined Benefit and Pension Plans as Reported in the SCT	—
plus: Aggregate Service Cost and Prior Service Costs on Defined Benefit and Pension Plans	—
CAP for the PEO	11,332,653
(a)Stock Award Adjustment in determining CAP is as follows (fair value of equity awards was determined using methodologies and assumptions developed in a manner materially consistent with those used to determine the grant date fair value of the awards):

Year	Year-end Fair Value of Equity Awards Granted in the Year which are Unvested	Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years that are Unvested	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year-over-Year Change in Fair Value of Equity Award Granted in Prior Years that Vested in the Year	Prior Year-end Fair Value of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments
2024	6,279,191	2,231,250	—	—	—	—	8,510,441

Non-PEO NEO Average Total Compensation Amount	$ 2,125,439	1,835,172
Non-PEO NEO Average Compensation Actually Paid Amount	$ 3,513,404	2,665,370
Adjustment to Non-PEO NEO Compensation Footnote	To arrive at the 2024 Average CAP for our non-PEO named executive officers, total compensation as reported in the SCT was adjusted for the following:

2024
Average of SCT Total Compensation for Non-PEO Named Executive Officers	2,125,439
less: Reported Value of Stock Awards in the SCT	933,827
plus: Stock Award Adjustments(a)	2,321,792
less: Change in Actuarial Present Value of Defined Benefit and Pension Plans as Reported in the SCT	—
plus: Aggregate Service Cost and Prior Service Costs on Defined Benefit and Pension Plans	—
Average CAP for the Non-PEO Named Executive Officers	3,513,404
(a)Stock Award Adjustments in determining CAP

Year	Year-end Fair Value of Equity Awards Granted in the Year which are Unvested	Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years that are Unvested	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year-over-Year Change in Fair Value of Equity Award Granted in Prior Years that Vested in the Year	Prior Year-end Fair Value of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments
2024	1,423,439	575,587	—	322,766	—	—	2,321,792

Compensation Actually Paid vs. Total Shareholder Return	CAP vs. Company TSR and Peer Group TSR The following chart depicts the PEO and average non-PEO named executive officer CAP compared to the company’s TSR and peer group TSR for 2024 and 2023.
Compensation Actually Paid vs. Net Income	CAP vs. Net Income The following chart depicts the PEO and average non-PEO named executive officer CAP compared to the company’s Net Income for 2024 and 2023.
Compensation Actually Paid vs. Company Selected Measure	CAP vs. Adjusted EBITDA The following chart depicts the PEO and average non-PEO named executive officer CAP compared to the company’s Adjusted EBITDA for 2024 and 2023.
Total Shareholder Return Vs Peer Group	CAP vs. Company TSR and Peer Group TSR The following chart depicts the PEO and average non-PEO named executive officer CAP compared to the company’s TSR and peer group TSR for 2024 and 2023.
Tabular List, Table

Performance Metrics Most Closely Linked to CAP for 2024
Adjusted EBITDA
Adjusted EBITDA margin growth
Relative Total Stockholder Return

Total Shareholder Return Amount	$ 290.23	188.98
Peer Group Total Shareholder Return Amount	117.14	120.11
Net Income (Loss)	$ 201,678,000	$ 182,872,000
Company Selected Measure Amount	469,502,000	432,421,000
PEO Name	Brian R. Gray
Additional 402(v) Disclosure	Represents Mr. Gray’s total compensation as shown in the Summary Compensation Table (SCT) for 2024.Represents the average total compensation of our non-PEO named executive officers as shown in the SCT for 2024Represents value of $100 invested in company stock on June 1, 2023 (the date we become a publicly traded company), through the end of the listed fiscal year, assuming dividends, if any, are reinvested in company stock at the frequency paid.
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted EBITDA margin growth
Non-GAAP Measure Description	Adjusted EBITDA is a non-GAAP financial measure and is calculated by adding back income taxes; interest expense (net of interest income); depreciation, depletion and amortization expense; unrealized gains and losses on benefit plan investments; stock-based compensation; and one-time Separation costs to net income.
Measure:: 3
Pay vs Performance Disclosure
Name	Relative Total Stockholder Return
PEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0
PEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(4,119,361)
PEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	8,510,441
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	6,279,191
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,231,250
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	933,827
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,321,792
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,423,439
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	575,587
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	322,766
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0